Property and equipment (Tables)	12 Months Ended
Mar. 27, 2021
Property, Plant and Equipment [Abstract]
Components of Property and Equipment
The components of property and equipment are as follows:

	As of
	March 27, 2021	March 28, 2020
	(In thousands)
Leasehold improvements	35,877	34,626
Furniture, fixtures and equipment	13,121	13,327
Software and electronic equipment	9,839	9,203

	58,837	57,156
Accumulated depreciation and impairment charges	(34,341)	(30,543)

	$24,496	$26,613